Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Investments.
Schedule of long-term investments
	December 31,	December 31,
	2014	2015
	RMB	RMB
Investments in associated companies	207,492	318,888
Equity investments	169,986	309,691
Available-for-sale securities	—	1,136,073

	377,478	1,764,652

Investments in associated companies and equity method investments
Allocation of the purchase price or investment cost

The investment was accounted for under the equity method of accounting with allocation of the investment cost as follows (in thousands):

RMB
Tangible assets	58,320
Intangible assets	15,876
Goodwill	129,773
Deferred tax liabilities	(3,969)

200,000

Schedule of available-for-sale securities
	December 31, 2015
	Cost	Unrealized Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Huatai	927,188	(216,851)	710,337
Caissa	100,000	325,736	425,736

	1,027,188	108,885	1,136,073

Yixin
Investments in associated companies and equity method investments
Allocation of the purchase price or investment cost

The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows (in thousands):

RMB
Tangible assets	8,579
Intangible assets	15,564
Goodwill	107,280
Deferred tax liabilities	(3,891)

127,532